Operations and Summary of Significant Accounting Principles (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Operations And Summary Of Significant Accounting Principles 1	553,187
Operations And Summary Of Significant Accounting Principles 2	509,433
Operations And Summary Of Significant Accounting Principles 3	646,915